Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities Outstanding (Details) (10-K) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Antidilutive securities outstanding	97,686,697	128,345,952	102,229,741
Warrant [Member]
Antidilutive securities outstanding	20,750,000	20,750,000	22,000,000
Convertible Debt [Member]
Antidilutive securities outstanding	76,936,697	107,595,952	80,229,741